Note 17 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss)/Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest rate swaps– realized gain/(loss)	$ (476)	$ (16)	$ 225
Total	(301)	(698)	(392)
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	431	(41)
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair value	$ (256)	$ (641)	$ (617)